UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of December 31, 2015 (Unaudited)

Deutsche Alternative Asset Allocation Fund

	Shares	Value ($)
Mutual Funds 96.5%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	2,847,380	32,517,079
Deutsche Floating Rate Fund "Institutional" (a)	5,152,664	43,694,592
Deutsche Global Inflation Fund "Institutional" (a)	8,294,393	80,206,785
Deutsche Global Infrastructure Fund "Institutional" (a)	5,143,849	64,709,616
Deutsche Global Real Estate Securities Fund "Institutional" (a)	1,791,573	15,515,021
Deutsche Real Estate Securities Fund "Institutional" (a)	677,149	14,342,007
Deutsche Real Estate Securities Income Fund "Institutional" (a)	264,664	2,392,564
Total Mutual Funds (Cost $239,983,360)		253,377,664
Exchange-Traded Fund 2.0%
SPDR Barclays Short Term High Yield Bond Fund (Cost $6,005,340)	205,637	5,282,814
Cash Equivalents 2.2%
Central Cash Management Fund, 0.25% (a) (b) (Cost $5,738,787)	5,738,787	5,738,787
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $251,727,487) †	100.7	264,399,265
Other Assets and Liabilities, Net	(0.7)	(1,892,429)
Net Assets	100.0	262,506,836

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $270,264,470. At December 31, 2015, net unrealized depreciation for all securities based on tax cost was $5,865,205. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,121,785 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,986,990.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended December 31, 2015 is as follows:

Affiliate	Value ($) at 3/31/2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at 12/31/2015
Deutsche Diversified Market Neutral Fund	42,081,458	—	42,378,155	(2,482,913)	—	—	—
Deutsche Enhanced Commodity Strategy Fund	58,760,814	17,572,990	34,991,000	(12,618,494)	196,990	—	32,517,079
Deutsche Enhanced Emerging Markets Fixed Income Fund	20,705,562	249,466	20,540,440	(277,398)	243,465	—	—
Deutsche Floating Rate Fund	76,984,223	2,331,973	30,600,000	(2,368,061)	2,331,973	—	43,694,592
Deutsche Global Inflation Fund	54,975,553	64,886,288	37,115,000	(1,347,908)	575,288	—	80,206,785
Deutsche Global Infrastructure Fund	109,895,855	27,410,916	55,487,000	(511,540)	1,500,361	213,555	64,709,616
Deutsche Global Real Estate Securities Fund	33,882,901	6,835,220	23,552,000	59,802	747,220	—	15,515,021
Deutsche Real Estate Securities Fund	34,567,260	2,428,942	18,957,000	(1,218,057)	364,560	2,111,106	14,342,007
Deutsche Real Estate Securities Income Fund	6,036,627	297,734	3,278,000	(476,323)	5,085,354	163,711	2,392,564
Central Cash Management Fund	4,605,007	229,539,496	228,405,716	—	6,276	—	5,738,787
Total	442,495,260	351,553,025	495,304,311	(21,240,892)	11,051,487	2,488,372	259,116,451

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$253,377,664	$—	$—	$253,377,664
Exchange-Traded Fund	5,282,814	—	—	5,282,814
Short-Term Investment	5,738,787	—	—	5,738,787
Total	$264,399,265	$—	$—	$264,399,265

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Alternative Asset Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016